Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefit Plans
19.	Employee Benefit Plans
The Company maintains a 401(k) defined contribution plan covering substantially all employees of the Company and its subsidiaries. The Company matches 100% of employees’ contributions to the plan up to 3% of employees’ salaries and 50% of employees’ contributions in excess of 3% up to 5%. The Company’s contributions to the plan on behalf of the participating employees were approximately $861 and $760 for the years ended December 31, 2024 and December 31, 2023.